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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for two of its series, Evergreen Special Equity Fund and Evergreen Strategic Growth Fund, for the year ended September 30, 2005. These two series have a September 30 fiscal year end.

Date of reporting period: September 30, 2005

Item 1 - Reports to Stockholders.

Evergreen Special Equity Fund

Evergreen

SPECIAL EQUITY FUND

Annual Report
as of September 30, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
29	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
30	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Special Equity Fund, which covers the twelve-month period ended September 30, 2005.

U.S. equity markets overcame a variety of hurdles during the past year. Questions about the sustainability of economic growth were accompanied by tighter monetary policy, surging oil prices, slower profit growth, and an increase in inflation. Uncertainty in the geopolitical arena also periodically surfaced, highlighted by the U.S. Presidential election, the war in Iraq, and terrorism in London. If all that wasn’t enough to sufficiently rattle the markets, Hurricane Katrina turned out to be one of the worst natural disasters in U.S. history, only to be followed by Hurricanes Rita and Wilma. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. Throughout this market turbulence, our equity portfolio teams maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their portfolio decisions. We continue to believe that this disciplined approach to market fundamentals, specifically related to earnings and interest rates, will enable our clients to best achieve their long-term investment goals.

Economic reports often delivered confusing messages during the investment period. Conflicting data, as is often the case, was subject to interpretation, and there was no lack of interpretation these past twelve months. Some felt economic fundamentals were weakening, as signaled by more moderate levels of Gross Domestic Product growth and the potential for threatening inflation due to the escalation in energy prices. Others focused on the fractious global political situation as evidence of the U.S. expansion’s potential demise. We

LETTER TO SHAREHOLDERS continued

focused on the breadth of economic output, particularly personal consumption and capital investment. While the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good, in our view and our equity teams based many of their decisions on these positive macro-economic trends.

Despite the deceleration in economic growth, the Federal Reserve (Fed) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term interest rates continued to decline and the extent of the yield curve’s flattening had monetary officials referring to the phenomenon as a “conundrum.” Though lower market interest rates improved equity valuations, Wall Street’s confusion over the yield curve’s message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

Similar to the transition in economic growth, our equity analysts prepared for a deceleration in the rate of growth in corporate profits. Indeed, after having climbed by approximately 20% in 2004, our equity portfolio managers positioned their portfolios for corporate earnings to rise in the 10% range in 2005. Earnings continued to exceed forecasts, though, due to the improved operating leverage on income statements, driven largely by cost cutting and the refinancing of corporate debt. This anticipated deceleration in profit growth further

LETTER TO SHAREHOLDERS continued

renewed the desire for income, enabling the value style of investing to outperform growth for much of the period. Yet the strong cash flows in many growth industries combined with new fiscal incentives for payouts to generate improved returns within the growth style towards the end of September.

We continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

Effective January 1, 2006, the dividend payment schedule for the fund will change from monthly to annually.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE
as of September 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff Since November 1, 2005

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/15/1994
	Class A	Class B	Class C	Class I	Class IS
Class inception date	8/30/1999	8/30/1999	8/30/1999	3/15/1994	3/15/1994

Nasdaq symbol	ESEAX	ESEBX	ESQCX	ESDDX	ESSEX

Average annual return*

1-year with sales charge	6.44%	7.21%	11.21%	N/A	N/A

1-year w/o sales charge	12.98%	12.21%	12.21%	13.37%	13.03%

5-year	-2.57%	-2.48%	-2.11%	-1.12%	-1.38%

10-year	9.61%	9.79%	9.79%	10.57%	10.29%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on (1) Class IS from 7/27/1998 to their inception, (2) the performance of the Class A shares of the fund’s predecessor fund, CoreFund Special Equity Fund from 2/21/1995 through 7/26/1998, and (3) the original class of shares of the fund’s predecessor fund from 3/15/1994 to 2/20/1995. The performance has not been adjusted to reflect the differences in each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower. Historical performance shown for Class I prior to 7/27/1998, its inception, is based on the performance of the Class Y shares of the fund’s predecessor fund, CoreFund Special Equity Fund. Historical performance shown for Class IS prior to 7/27/1998 is based on the performance of the Class A shares of the fund’s predecessor fund, CoreFund Special Equity Fund from 2/21/1995 through 7/26/1998, and the original class of shares of the fund’s predecessor fund from 3/15/1994 to 2/20/1995, and reflects the same 0.25% 12b-1 fee applicable to Class IS.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Special Equity Fund Class A shares, versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 12.98% for the twelve-month period ended September 30, 2005, excluding any applicable sales charges. During the same period, the Russell 2000 Growth Index (Russell 2000 Growth) returned 17.97% .

The fund seeks capital growth.

Stock prices generally rose across the entire domestic market, from small-cap to large-cap, during the fiscal year. The fund’s focus on favoring companies with superior one-year price momentum helped performance, as did our preference for higher-quality, lower-risk companies. However, our de-emphasis of stocks with the highest projected price-to-earnings ratios for the next two fiscal years tended to hold back results and was a significant factor in the fund’s underperformance relative to its benchmark. In addition, disappointing earnings results by a few positions tended to detract from performance. Industry and sector selection did not have a significant impact on results.

Stock selection in the financials sector, in addition to our overweighting of insurance companies and our de-emphasis of banking stocks, helped performance, as did the underweight position in information technology companies. Top individual performers included: Labor Ready, Inc., a company specializing in providing temporary laborers to industry; Hansen Natural Corp., which saw healthy profit growth from the expanding distribution and sales of its energy drinks; LCA-Vision, which expanded its Lasik Plus laser vision correction centers; and Affymetrix, Inc., a biotechnology company that specializes in development equipment used in the analysis of genetic materials.

Detracting from results were several holdings that failed to meet earnings expectations. These included: Harvest Natural Resources, an oil and natural gas production company that was hurt by limitations imposed on its operations in Venezuela; Ditech Communications Corp., a telecommunications equipment supply company; and DiamondCluster International, a human resource services company.

Effective November 1, 2005, the portfolio management responsibility for the fund has been transferred to Evergreen’s Global Structured Products group (GSP). This transition enhances the portfolio’s ability to leverage the capabilities of GSP’s platform and was a natural extension of existing collaboration between GSP and the previous management team, Evergreen’s Special Equity team. Over the last three years the two teams have shared insights gained through experience with their respective approaches and data analysis resources.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of September 30, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2005	9/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,056.63	$ 8.40
Class B	$ 1,000.00	$ 1,053.07	$ 11.99
Class C	$ 1,000.00	$ 1,053.07	$ 11.99
Class I	$ 1,000.00	$ 1,058.08	$ 6.86
Class IS	$ 1,000.00	$ 1,056.45	$ 8.15
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,016.90	$ 8.24
Class B	$ 1,000.00	$ 1,013.39	$ 11.76
Class C	$ 1,000.00	$ 1,013.39	$ 11.76
Class I	$ 1,000.00	$ 1,018.40	$ 6.73
Class IS	$ 1,000.00	$ 1,017.15	$ 7.99

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.63% for Class A, 2.33% for Class B, 2.33% for Class C, 1.33% for Class I and 1.58% for Class IS), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
						Year Ended
CLASS A	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$ 11.56	$ 10.86	$ 7.57	$ 9.83	$ 11.25	$ 15.67

Income from investment operations
Net investment income (loss)	(0.14)	(0.14)[2]	(0.10)[2]	(0.06)	(0.01)	(0.05)
Net realized and unrealized gains or losses on investments	1.64	0.84	3.39	(2.20)	(1.41)	(2.79)

Total from investment operations	1.50	0.70	3.29	(2.26)	(1.42)	(2.84)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(1.58)

Net asset value, end of period	$ 13.06	$ 11.56	$ 10.86	$ 7.57	$ 9.83	$ 11.25

Total return[3]	12.98%	6.45%	43.46%	(22.99%)	(12.62%)	(20.00%)

Ratios and supplemental data
Net assets, end of period (thousands)	$86,673	$87,240	$56,644	$26,727	$30,425	$34,927
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.62%	1.57%	1.57%	1.26%	1.24%[4]	1.24%
Expenses excluding waivers/reimbursements
and expense reductions	1.62%	1.57%	1.62%	1.49%	1.51%[4]	1.50%
Net investment income (loss)	(1.01%)	(1.20%)	(1.14%)	(0.61%)	(0.37%)[4]	(0.47%)
Portfolio turnover rate	138%	221%	149%	164%	25%	178%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
						Year Ended
CLASS B	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$ 11.14	$ 10.54	$ 7.40	$ 9.67	$ 11.09	$ 15.59

Income from investment operations
Net investment income (loss)	(0.21)[2]	(0.22)[2]	(0.16)[2]	(0.15)	(0.03)	(0.12)
Net realized and unrealized gains or losses on investments	1.57	0.82	3.30	(2.12)	(1.39)	(2.80)

Total from investment operations	1.36	0.60	3.14	(2.27)	(1.42)	(2.92)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(1.58)

Net asset value, end of period	$ 12.50	$ 11.14	$ 10.54	$ 7.40	$ 9.67	$ 11.09

Total return[3]	12.21%	5.69%	42.43%	(23.47%)	(12.80%)	(20.67%)

Ratios and supplemental data
Net assets, end of period (thousands)	$28,546	$33,438	$34,722	$28,404	$40,477	$46,795
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.32%	2.27%	2.28%	2.01%	1.99%[4]	1.99%
Expenses excluding waivers/reimbursements
and expense reductions	2.32%	2.27%	2.33%	2.24%	2.26%[4]	2.25%
Net investment income (loss)	(1.71%)	(1.90%)	(1.83%)	(1.35%)	(1.12%)[4]	(1.21%)
Portfolio turnover rate	138%	221%	149%	164%	25%	178%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
						Year Ended
CLASS C	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$ 11.14	$ 10.53	$ 7.40	$ 9.67	$ 11.09	$ 15.59

Income from investment operations
Net investment income (loss)	(0.21)[2]	(0.22)[2]	(0.16)[2]	(0.16)	(0.03)	(0.14)
Net realized and unrealized gains or losses on investments	1.57	0.83	3.29	(2.11)	(1.39)	(2.78)

Total from investment operations	1.36	0.61	3.13	(2.27)	(1.42)	(2.92)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(1.58)

Net asset value, end of period	$ 12.50	$ 11.14	$ 10.53	$ 7.40	$ 9.67	$ 11.09

Total return[3]	12.21%	5.79%	42.30%	(23.47%)	(12.80%)	(20.67%)

Ratios and supplemental data
Net assets, end of period (thousands)	$15,080	$19,678	$18,723	$13,982	$20,208	$23,510
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.32%	2.27%	2.28%	2.01%	1.98%[4]	1.99%
Expenses excluding waivers/reimbursements
and expense reductions	2.32%	2.27%	2.33%	2.24%	2.25%[4]	2.25%
Net investment income (loss)	(1.71%)	(1.90%)	(1.83%)	(1.36%)	(1.12%)[4]	(1.23%)
Portfolio turnover rate	138%	221%	149%	164%	25%	178%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
						Year Ended
CLASS I	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$ 11.89	$ 11.14	$ 7.74	$ 10.02	$ 11.46	$ 15.92

Income from investment operations
Net investment income (loss)	(0.09)[2]	(0.11)[2]	(0.07)[2]	(0.04)	(0.01)	(0.03)
Net realized and unrealized gains or losses on investments	1.68	0.86	3.47	(2.24)	(1.43)	(2.85)

Total from investment operations	1.59	0.75	3.40	(2.28)	(1.44)	(2.88)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(1.58)

Net asset value, end of period	$ 13.48	$ 11.89	$ 11.14	$ 7.74	$ 10.02	$ 11.46

Total return	13.37%	6.73%	43.93%	(22.75%)	(12.57%)	(19.92%)

Ratios and supplemental data
Net assets, end of period (thousands)	$149,132	$259,438	$247,412	$214,871	$251,463	$264,723
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.31%	1.27%	1.28%	1.01%	0.99%[3]	0.99%
Expenses excluding waivers/reimbursements
and expense reductions	1.31%	1.27%	1.33%	1.24%	1.26%[3]	1.25%
Net investment income (loss)	(0.72%)	(0.90%)	(0.82%)	(0.36%)	(0.13%)[3]	(0.22%)
Portfolio turnover rate	138%	221%	149%	164%	25%	178%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
						Year Ended
CLASS IS	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$11.59	$10.89	$ 7.59	$ 9.84	$11.27	$15.70

Income from investment operations
Net investment income (loss)	(0.12)[2]	(0.14)[2]	(0.09)[2]	(0.07)	0	(0.05)
Net realized and unrealized gains or losses on investments	1.63	0.84	3.39	(2.18)	(1.43)	(2.80)

Total from investment operations	1.51	0.70	3.30	(2.25)	(1.43)	(2.85)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(1.58)

Net asset value, end of period	$13.10	$11.59	$10.89	$ 7.59	$ 9.84	$11.27

Total return	13.03%	6.43%	43.48%	(22.87%)	(12.69%)	(20.02%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,916	$3,456	$2,878	$3,107	$4,680	$5,349
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.57%	1.52%	1.53%	1.26%	1.23%[3]	1.24%
Expenses excluding waivers/reimbursements
and expense reductions	1.57%	1.52%	1.58%	1.49%	1.50%[3]	1.50%
Net investment income (loss)	(0.96%)	(1.15%)	(1.07%)	(0.60%)	(0.37%)[3]	(0.48%)
Portfolio turnover rate	138%	221%	149%	164%	25%	178%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2005

	Shares	Value

COMMON STOCKS 95.2%
CONSUMER DISCRETIONARY 14.7%
Distributors 0.3%
Earle M. Jorgensen Co. *	85,032	$810,355

Diversified Consumer Services 2.9%
Bright Horizons Family Solutions, Inc. * (p)	71,303	2,738,035
ITT Educational Services, Inc. * (p)	26,531	1,309,305
Jackson Hewitt Tax Service, Inc.	48,632	1,162,791
Steiner Leisure, Ltd. *	86,948	2,953,624

		8,163,755

Hotels, Restaurants & Leisure 3.6%
Bluegreen Corp. * (p)	153,440	2,708,216
Choice Hotels International, Inc. (p)	50,741	3,279,899
CKE Restaurants, Inc. (p)	154,444	2,035,572
IHOP Corp. (p)	27,911	1,137,094
Jack In The Box, Inc. *(p)	33,865	1,012,902

		10,173,683

Internet & Catalog Retail 0.5%
Blue Nile, Inc. * (p)	48,410	1,531,692

Media 0.9%
Warner Music Group Corp. * (p)	129,714	2,401,006

Multi-line Retail 1.1%
Conn’s, Inc. * (p)	40,984	1,136,076
Tuesday Morning Corp. (p)	73,339	1,897,280

		3,033,356

Specialty Retail 4.4%
Charming Shoppes, Inc. (p)	210,515	2,246,195
CSK Auto Corp. (p)	161,439	2,402,212
Hibbett Sporting Goods, Inc. *	126,779	2,820,821
Pantry, Inc. *	61,656	2,304,085
Stein Mart, Inc. (p)	136,219	2,765,246

		12,538,559

Textiles, Apparel & Luxury Goods 1.0%
Timberland Co., Class A * (p)	82,660	2,792,255

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 2.8%
Beverages 0.4%
Hansen Natural Corp. (p)	26,678	$1,256,000

Food & Staples Retailing 0.5%
Smart & Final, Inc. *	117,434	1,519,596

Food Products 0.3%
Rocky Mountain Chocolate Factory, Inc. (p)	51,836	756,806

Personal Products 1.6%
Chattem, Inc. * (p)	73,169	2,597,499
Parlux Fragrances, Inc. * (p)	64,012	1,865,310

		4,462,809

ENERGY 6.4%
Energy Equipment & Services 3.2%
Cal Dive International, Inc. * (p)	45,105	2,860,108
Lone Star Technologies, Inc. *	58,069	3,228,056
Veritas DGC, Inc. * (p)	81,207	2,973,800

		9,061,964

Oil, Gas & Consumable Fuels 3.2%
Berry Petroleum Co., Class A (p)	23,681	1,579,286
Maritrans, Inc. (p)	77,054	2,465,728
Swift Energy Co. * (p)	50,657	2,317,558
W&T Offshore, Inc. (p)	84,304	2,733,979

		9,096,551

FINANCIALS 8.0%
Commercial Banks 0.8%
East West Bancorp, Inc.	32,791	1,116,206
UCBH Holdings, Inc. (p)	63,071	1,155,461

		2,271,667

Consumer Finance 1.5%
Advanta Corp., Class B (p)	43,440	1,226,311
Nelnet, Inc., Class A * (p)	77,315	2,938,743

		4,165,054

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 5.7%
Allmerica Financial Corp. *	28,011	$1,152,373
American Equity Investment Life Holding Co. (p)	116,107	1,317,814
American Physicians Capital, Inc. * (p)	13,028	640,066
Delphi Financial Group, Inc. (p)	72,509	3,393,421
Endurance Specialty Holdings, Ltd.	88,328	3,012,868
Ohio Casualty Corp.	95,154	2,580,576
Reinsurance Group of America, Inc. (p)	62,680	2,801,796
Universal American Financial Corp. *	53,020	1,205,675

		16,104,589

HEALTH CARE 16.1%
Biotechnology 2.4%
Arena Pharmaceuticals, Inc. * (p)	217,668	2,154,913
ArQule, Inc. * (p)	110,061	861,778
Isis Pharmaceuticals * (p)	217,994	1,100,870
United Therapeutics Corp. * (p)	37,454	2,614,289

		6,731,850

Health Care Equipment & Supplies 6.0%
Anika Therapeutics, Inc. *	94,779	1,120,288
Cutera, Inc. * (p)	49,105	1,273,784
Dade Behring Holdings, Inc. (p)	62,926	2,306,867
Haemonetics Corp. *	62,066	2,949,997
Hologic, Inc. * (p)	67,264	3,884,496
Palomar Medical Technologies, Inc. * (p)	51,545	1,352,025
Respironics, Inc. *	17,337	731,275
Syneron Medical, Ltd. * (p)	69,934	2,555,388
Vital Signs, Inc.	17,739	817,590

		16,991,710

Health Care Providers & Services 6.6%
American Retirement Corp. * (p)	155,107	2,920,665
AMN Healthcare Services, Inc. * (p)	215,057	3,326,932
Genesis HealthCare Corp. *	40,944	1,650,862
LCA-Vision, Inc. (p)	61,754	2,292,308
Magellan Health Services, Inc. *	48,623	1,709,098
MedCath Corp. * (p)	72,932	1,732,135
Odyssey HealthCare, Inc. * (p)	69,713	1,183,030

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Phase Forward, Inc. * (p)	77,716	$849,436
Sierra Health Services, Inc. * (p)	17,569	1,209,977
TriZetto Group, Inc. *	116,207	1,640,843

		18,515,286

Pharmaceuticals 1.1%
Durect Corp., Inc. * (p)	174,199	1,193,263
New River Pharmaceuticals, Inc. * (p)	41,857	2,006,625

		3,199,888

INDUSTRIALS 14.1%
Aerospace & Defense 1.4%
Innovative Solutions & Support, Inc. * (p)	142,126	2,207,209
Moog, Inc., Class A * (p)	62,040	1,831,421

		4,038,630

Building Products 1.2%
Builders FirstSource, Inc. *	26,307	587,435
Lennox International, Inc. (p)	97,892	2,683,220

		3,270,655

Commercial Services & Supplies 4.9%
Barret Business Services, Inc. *	43,117	985,223
Clean Harbors, Inc. * (p)	105,338	3,576,225
Corporate Executive Board Co.	27,123	2,115,052
DiamondCluster International, Inc., Class A * (p)	259,025	1,963,410
Korn/Ferry International * (p)	118,139	1,936,298
Labor Ready, Inc. * (p)	128,870	3,305,515

		13,881,723

Construction & Engineering 2.1%
Chicago Bridge & Iron Co. NV(p)	138,884	4,317,904
Michael Baker Corp. *	21,105	549,785
Perini Corp. * (p)	63,437	1,154,553

		6,022,242

Electrical Equipment 2.6%
Energy Conversion Devices, Inc. * (p)	99,130	4,448,954
Thomas & Betts Corp. *	81,566	2,806,686

		7,255,640

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 1.2%
Oshkosh Truck Corp. (p)	28,602	$1,234,463
Stewart & Stevenson Services, Inc. (p)	85,119	2,030,088

		3,264,551

Road & Rail 0.7%
Celadon Group, Inc. *	53,201	1,186,382
Genesee & Wyoming, Inc., Class A *	25,141	796,970

		1,983,352

INFORMATION TECHNOLOGY 28.3%
Communications Equipment 2.6%
Comtech Telecommunications Corp. * (p)	47,684	1,977,456
NETGEAR, Inc. * (p)	139,090	3,346,505
Symmetricom, Inc. * (p)	282,733	2,188,353

		7,512,314

Computers & Peripherals 4.7%
Emulex Corp. * (p)	172,019	3,476,504
Imation Corp. (p)	70,001	3,000,943
Intergraph Corp. * (p)	27,374	1,223,892
Komag, Inc. * (p)	34,306	1,096,420
Palm, Inc. * (p)	80,286	2,274,502
Western Digital Corp. * (p)	163,781	2,117,688

		13,189,949

Electronic Equipment & Instruments 3.2%
Brightpoint, Inc. * (p)	59,255	1,134,131
Coherent, Inc. * (p)	89,359	2,616,431
Optimal Group, Inc., Class A *	113,117	2,339,260
Orbotech, Ltd. * (p)	119,436	2,988,289

		9,078,111

Internet Software & Services 2.2%
Digital Insight Corp. * (p)	101,393	2,642,302
SonicWALL, Inc. * (p)	177,210	1,125,283
Websense, Inc. *	49,768	2,548,619

		6,316,204

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 2.4%
Euronet Worldwide, Inc. * (p)	80,433	$2,380,013
ManTech International Corp., Class A *	66,476	1,755,631
Sykes Enterprises, Inc. * (p)	218,218	2,596,794

		6,732,438

Semiconductors & Semiconductor Equipment 6.0%
ADE Corp. * (p)	132,699	2,983,073
Advanced Energy Industries, Inc. *	108,677	1,169,365
ATMI, Inc. * (p)	104,375	3,235,625
Cymer, Inc. * (p)	68,699	2,151,653
IXYS Corp. * (p)	196,054	2,070,330
Micrel, Inc. * (p)	138,445	1,554,737
Photronics, Inc. * (p)	100,779	1,955,113
PortalPlayer, Inc. * (p)	62,414	1,712,016

		16,831,912

Software 7.2%
Ansoft Corp. *	42,960	1,250,136
ANSYS, Inc. * (p)	86,826	3,341,933
Blackboard, Inc. * (p)	127,205	3,181,397
FileNet Corp.	104,714	2,921,520
Parametric Technology Corp. * (p)	150,003	1,045,521
Quality Systems, Inc. (p)	33,653	2,325,086
Sybase, Inc. * (p)	169,085	3,959,971
Transaction Systems Architects, Inc., Class A *	45,315	1,262,023
Wind River Systems, Inc. (p)	73,720	953,199

		20,240,786

MATERIALS 3.3%
Chemicals 1.8%
Agrium, Inc.	132,653	2,914,386
FMC Corp. * (p)	39,273	2,247,201

		5,161,587

Metals & Mining 1.5%
Gerdau AmeriSteel Corp. *	205,788	1,070,098
IPSCO, Inc.	41,504	2,967,121

		4,037,219

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 0.4%
Talk America Holdings, Inc. *	120,130	$1,132,826

Wireless Telecommunication Services 1.1%
Leap Wireless International, Inc. * (p)	86,329	3,038,781

Total Common Stocks (cost $236,358,874)		268,567,351

EXCHANGE TRADED FUND 4.0%
iShares Russell 2000 Growth Index Fund (p) (cost $10,822,772)	164,928	11,345,397

SHORT-TERM INVESTMENTS 29.7%
MUTUAL FUND SHARES 29.7%
Evergreen Institutional Money Market Fund ø	1,930,895	1,930,895
Navigator Prime Portfolio (pp)	81,966,321	81,966,321

Total Short-Term Investments (cost $83,897,216)		83,897,216

Total Investments (cost $331,078,862) 128.9%		363,809,964
Other Assets and Liabilities (28.9%)		(81,463,376)

Net Assets 100.0%		$282,346,588

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of September 30, 2005:

Information Technology	28.4%
Health Care	16.2%
Consumer Discretionary	14.8%
Industrials	14.2%
Financials	8.1%
Energy	6.5%
Materials	3.3%
Consumer Staples	2.9%
Telecommunication Services	1.5%
Other	4.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005

Assets
Investments in securities, at value (cost $329,147,967) including $80,807,678 of securities
loaned	$361,879,069
Investments in affiliated money market fund, at value (cost $1,930,895)	1,930,895

Total investments	363,809,964
Receivable for securities sold	2,865,893
Receivable for Fund shares sold	100,266
Dividends receivable	44,570
Receivable for securities lending income	16,755
Prepaid expenses and other assets	23,208

Total assets	366,860,656

Liabilities
Payable for securities purchased	1,704,266
Payable for Fund shares redeemed	764,487
Payable for securities on loan	81,966,321
Advisory fee payable	21,129
Distribution Plan expenses payable	5,760
Due to other related parties	6,918
Accrued expenses and other liabilities	45,187

Total liabilities	84,514,068

Net assets	$282,346,588

Net assets represented by
Paid-in capital	$283,334,624
Undistributed net investment loss	(8,052)
Accumulated net realized losses on investments	(33,711,086)
Net unrealized gains on investments	32,731,102

Total net assets	$282,346,588

Net assets consists of
Class A	$86,673,299
Class B	28,546,097
Class C	15,079,651
Class I	149,131,867
Class IS	2,915,674

Total net assets	$282,346,588

Shares outstanding (unlimited number of shares authorized)
Class A	6,636,539
Class B	2,283,918
Class C	1,206,753
Class I	11,061,140
Class IS	222,503

Net asset value per share
Class A	$13.06
Class A—Offering price (based on sales charge of 5.75%)	$13.86
Class B	$12.50
Class C	$12.50
Class I	$13.48
Class IS	$13.10

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended September 30, 2005

Investment income
Dividends (net of foreign withholding taxes of $8,231)	$1,318,877
Securities lending	412,600
Income from affiliate	304,219

Total investment income	2,035,696

Expenses
Advisory fee	3,077,740
Distribution Plan expenses
Class A	264,032
Class B	312,550
Class C	175,095
Class IS	8,753
Administrative services fee	340,281
Transfer agent fees	789,062
Trustees’ fees and expenses	4,777
Printing and postage expenses	51,804
Custodian and accounting fees	89,666
Registration and filing fees	88,254
Professional fees	26,023
Interest expense	485
Other	17,929

Total expenses	5,246,451
Less: Expense reductions	(5,056)
Expense reimbursements	(77)

Net expenses	5,241,318

Net investment loss	(3,205,622)

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	48,495,795
Foreign currency related transactions	50

Net realized gains on investments	48,495,845
Net change in unrealized gains or losses on investments	(685,717)

Net realized and unrealized gains or losses on investments	47,810,128

Net increase in net assets resulting from operations	$44,604,506

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2005		2004

Operations
Net investment loss		$ (3,205,622)		$ (4,725,826)
Net realized gains on investments		48,495,845		59,941,462
Net change in unrealized gains or losses
on investments		(685,717)		(34,399,950)

Net increase in net assets resulting from
operations		44,604,506		20,815,686

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,382,911	17,276,555	4,245,080	51,429,894
Class B	223,804	2,670,254	472,896	5,518,038
Class C	239,952	2,880,306	660,503	7,761,689
Class I	2,576,925	32,692,010	11,232,262	139,098,934
Class IS	141,914	1,745,281	212,006	2,578,428

		57,264,406		206,386,983

Automatic conversion of Class B
shares to Class A shares
Class A	147,890	1,827,602	108,237	1,286,150
Class B	(153,908)	(1,827,602)	(111,922)	(1,286,150)

		0		0

Payment for shares redeemed
Class A	(2,443,186)	(30,410,094)	(2,020,795)	(24,100,929)
Class B	(788,022)	(9,375,191)	(654,455)	(7,503,078)
Class C	(800,354)	(9,514,940)	(670,997)	(7,583,623)
Class I	(13,328,321)	(170,715,293)	(11,636,254)	(143,033,192)
Class IS	(217,530)	(2,757,771)	(178,221)	(2,110,125)

		(222,773,289)		(184,330,947)

Net increase (decrease) in net assets
resulting from capital share
transactions		(165,508,883)		22,056,036

Total increase (decrease) in net assets		(120,904,377)		42,871,722
Net assets
Beginning of period		403,250,965		360,379,243

End of period	$ 282,346,588		$ 403,250,965

Undistributed net investment loss		$ (8,052)		$ (6,509)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Special Equity Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

NOTES TO FINANCIAL STATEMENTS continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses and certain distributions received from real estate investment trusts. During the year ended September 30, 2005, the following amounts were reclassified:

Paid-in capital	$ (3,384,784)
Undistributed net investment loss	3,204,079
Accumulated net realized losses on investments	180,705

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.92% and declining to 0.70% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended September 30, 2005, EIMC reimbursed other expenses in the amount of $77.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.23% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2005, the Fund paid brokerage commissions of $29,753 to Wachovia Securities, LLC.

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2005, EIS received $6,245 from the sale of Class A shares and $100,977 and $3,479 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $454,704,039 and $622,594,558, respectively, for the year ended September 30, 2005.

During the year ended September 30, 2005, the Fund loaned securities to certain brokers. At September 30, 2005, the value of securities on loan and the value of collateral amounted to $80,807,678 and $81,966,321, respectively.

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $331,305,546. The gross unrealized appreciation and depreciation on securities based on tax cost was $40,403,840 and $7,899,422, respectively, with a net unrealized appreciation of $32,504,418.

As of September 30, 2005, the Fund had $33,484,402 in capital loss carryovers for federal income tax purposes expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Loss	Appreciation	Carryovers

$ 8,052	$ 32,504,418	$ 33,484,402

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended September 30, 2005, the Fund had average borrowings outstanding of $17,337 at an average rate of 2.80% and paid interest of $485.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS continued

13. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Special Equity Fund, a series of Evergreen Select Equity Trust, as of September 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Special Equity Fund as of September 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 21, 2005

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees also considered information regarding the investment performance of other investment accounts managed by EIMC and its affiliates with comparable investment programs to those of one or more funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capa-

ADDITIONAL INFORMATION (unaudited) continued

bilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each Fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a Fund should not be taken as any indication that the Trustees did not believe investment performance for any specific Fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund had achieved favorable relative performance over recent three-, and five-year periods, performing in the third and second quintiles for those periods, but had performed less well in the recent one-year period, performing in the fourth quin-tile. The Trustees reviewed with EIMC factors leading to the recent relatively poor performance, and factors that led EIMC to expect that future performance might achieve the levels of prior periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS was in line generally with fees paid by comparable funds, although somewhat higher than fees paid by most of those other funds.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered information regarding the fees paid to EIMC by other clients, including generally mutual funds sub-advised by EIMC or an affiliate or private accounts or pools managed by EIMC. The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

563836 rv3 11/2005

Evergreen Strategic Growth Fund

Evergreen

STRATEGIC GROWTH FUND

Annual Report
as of September 30, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Strategic Growth Fund, which covers the twelve-month period ended September 30, 2005.

U.S. equity markets overcame a variety of hurdles during the past year. Questions about the sustainability of economic growth were accompanied by tighter monetary policy, surging oil prices, slower profit growth, and an increase in inflation. Uncertainty in the geopolitical arena also periodically surfaced, highlighted by the U.S. Presidential election, the war in Iraq, and terrorism in London. If all that wasn't enough to sufficiently rattle the markets, Hurricane Katrina turned out to be one of the worst natural disasters in U.S. history, only to be followed by Hurricanes Rita and Wilma. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. Throughout this market turbulence, our equity portfolio teams maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their portfolio decisions. We continue to believe that this disciplined approach to market fundamentals, specifically related to earnings and interest rates, will enable our clients to best achieve their long-term investment goals.

Economic reports often delivered confusing messages during the investment period. Conflicting data, as is often the case, was subject to interpretation, and there was no lack of interpretation these past twelve months. Some felt economic fundamentals were weakening, as signaled by more moderate levels of Gross Domestic Product growth and the potential for threatening inflation due to the escalation in energy prices. Others focused on the fractious global political situation as evidence of the U.S. expansion's potential demise. We

1

LETTER TO SHAREHOLDERS continued

focused on the breadth of economic output, particularly personal consumption and capital investment. While the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good, in our view and our equity teams based many of their decisions on these positive macro-economic trends.

Despite the deceleration in economic growth, the Federal Reserve (Fed) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term interest rates continued to decline and the extent of the yield curve's flattening had monetary officials referring to the phenomenon as a "conundrum." Though lower market interest rates improved equity valuations, Wall Street's confusion over the yield curve's message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve's message as confidence in the Fed's ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

Similar to the transition in economic growth, our equity analysts prepared for a deceleration in the rate of growth in corporate profits. Indeed, after having climbed by approximately 20% in 2004, our equity portfolio managers positioned their portfolios for corporate earnings to rise in the 10% range in 2005. Earnings continued to exceed forecasts, though, due to the improved operating leverage on income statements, driven largely by cost cutting and the refinancing of corporate debt. This anticipated deceleration in profit growth further

2

LETTER TO SHAREHOLDERS continued

renewed the desire for income, enabling the value style of investing to outperform growth for much of the period. Yet the strong cash flows in many growth industries combined with new fiscal incentives for payouts to generate improved returns within the growth style towards the end of September.

We continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

Effectively January 1, 2006, the dividend payment schedule for the fund will change from monthly to annually.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2005

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Managers:
• W. Shannon Reid, CFA
• David Chow, CFA
• Jay Zelko

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/31/1994

	Class A	Class B	Class C	Class I	Class IS	Class R
Class inception date	5/11/2001	5/11/2001	5/11/2001	11/24/1997	2/27/1998	10/10/2003

Nasdaq symbol	ESGAX	ESGBX	ESGTX	ESGIX	ESGSX	ESGRX

Average annual
return*

1-year with sales
charge	6.91%	7.61%	11.57%	N/A	N/A	N/A

1-year w/o sales
charge	13.42%	12.61%	12.57%	13.74%	13.44%	13.18%

5-year	-9.85%	-9.63%	-9.34%	-8.55%	-8.78%	-8.68%

10-year	8.35%	8.65%	8.65%	9.12%	8.84%	9.04%

Maximum sales	5.75%	5.00%	1.00%	N/A	N/A	N/A
charge	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C, IS and R prior to their inception is based on the performance of Class I, the original class offered. Historical performance for Classes I and IS prior to 11/24/97 is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for Classes I and IS expenses, respectively. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected. The historical returns for Classes A, B, C, IS and R have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, IS and R would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Strategic Growth Fund Class A shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 13.42% for the twelve-month period ended September 30, 2005, excluding any applicable sales charges. During the same period, the Russell 1000 Growth Index (Russell 1000 Growth) returned 11.59%.

The fund seeks long-term capital growth.

The twelve-month period ended September 30, 2005 presented a modestly positive environment for stocks. As the economy continued to expand, consumer spending remained strong and corporate profits rose. Many companies demonstrated an ability to produce better-than-expected earnings by raising their revenues while holding, and in some cases reducing, their cost structures. The energy sector, although a relatively small part of the Russell 1000 Growth, provided the best performance of any sector. Throughout the period, the fund maintained relatively consistent sector weightings, with overweights in energy, health care and industrials sectors and underweights in information technology, consumer discretionary and consumer staples sectors.

Stock selections in the health care and consumer discretionary sectors were particularly successful, as was our decision to overweight energy stocks. In health care, a primary focus was on companies that assist governments and corporations in containing cost inflation. HMOs United Health, WellPoint and Aetna contributed positively to returns as did pharmacy benefit management companies Caremark Rx and Medco. Another top contributor was biotech company Genentech. Among the better performing consumer discretionary holdings were Getty Images, which provides an online photo catalogue for advertisers and news organizations, and specialty retailers Coach and Chico's. Within the energy sector, our top contributor was oil services company Halliburton. Other investments that were positive contributors to performance included on-line search leader Google and asset managers Franklin Resources, T. Rowe Price and Nuveen.

Within the information technology sector, we focused primarily on companies producing products for corporate enterprises. This approach detracted from performance as the best performers tended to be those companies tied to consumer products such as flat-panels, digital televisions, iPod products or cellular phones. In the health care sector, a significant detractor was our investment in Biogen Idec, a biotechnology company that was forced to withdraw its new multiple sclerosis drug from the market due to safety issues. We have since sold this position.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of September 30, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2005	9/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,067.12	$ 5.60
Class B	$ 1,000.00	$ 1,062.96	$ 9.21
Class C	$ 1,000.00	$ 1,062.96	$ 9.15
Class I	$ 1,000.00	$ 1,068.62	$ 4.04
Class IS	$ 1,000.00	$ 1,067.16	$ 5.29
Class R	$ 1,000.00	$ 1,066.01	$ 6.53
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.65	$ 5.47
Class B	$ 1,000.00	$ 1,016.14	$ 9.00
Class C	$ 1,000.00	$ 1,016.19	$ 8.95
Class I	$ 1,000.00	$ 1,021.16	$ 3.95
Class IS	$ 1,000.00	$ 1,019.95	$ 5.16
Class R	$ 1,000.00	$ 1,018.75	$ 6.38

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.08% for Class A, 1.78% for Class B, 1.77% for Class C, 0.78% for Class I, 1.02% for Class IS
and 1.26% for Class R), multiplied by the average account value over the period, multiplied by
183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
						Year Ended
CLASS A	2005	2004	2003	2002	2001 [1]	June 30, 2001 [2]

Net asset value, beginning of period	$23.65	$22.16	$18.86	$22.88	$28.32	$29.11

Income from investment operations
Net investment income (loss)	0.11	(0.04) [3]	(0.02) [3]	0.04 [3]	0.02	0.01
Net realized and unrealized gains or losses on investments	3.06	1.53	3.35	(4.02)	(5.44)	(0.79)

Total from investment operations	3.17	1.49	3.33	(3.98)	(5.42)	(0.78)

Distributions to shareholders from
Net investment income	(0.12)	0 [4]	(0.03)	(0.04)	(0.02)	(0.01)

Net asset value, end of period	$26.70	$23.65	$22.16	$18.86	$22.88	$28.32

Total return [5]	13.42%	6.73%	17.65%	(17.40%)	(19.15%)	(2.69%)

Ratios and supplemental data
Net assets, end of period (thousands)	$5,259	$4,121	$7,031	$ 626	$ 21	$ 14
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.08%	1.05%	1.06%	1.01%	1.01% [6]	1.14% [6]
Expenses excluding waivers/reimbursements
and expense reductions	1.08%	1.08%	1.08%	1.10%	1.05% [6]	1.18% [6]
Net investment income (loss)	0.38%	(0.16%)	(0.11%)	0.20%	0.12% [6]	0.14% [6]
Portfolio turnover rate	173%	145%	206%	171%	38%	207%

[1]For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.
[2]For the period from May 11, 2001 (commencement of class operations), to June 30, 2001.
[3]Net investment income (loss) per share is based on average shares outstanding during the period.
[4]Amount represents less than $0.005 per share.
[5]Excluding applicable sales charges
[6]Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
						Year Ended
CLASS B	2005	2004	2003	2002	2001 [1]	June 30, 2001 [2]

Net asset value, beginning of period	$23.15	$21.84	$18.72	$22.83	$28.30	$29.11

Income from investment operations
Net investment income (loss)	(0.08)	(0.22) [3]	(0.16) [3]	(0.15) [3]	(0.02)	(0.01)

Net realized and unrealized gains or losses on investments	3.00	1.53	3.29	(3.94)	(5.45)	(0.80)

Total from investment operations	2.92	1.31	3.13	(4.09)	(5.47)	(0.81)

Distributions to shareholders from
Net investment income	(0.07)	0	(0.01)	(0.02)	0	0

Net asset value, end of period	$26.00	$23.15	$21.84	$18.72	$22.83	$28.30

Total return [4]	12.61%	6.00%	16.72%	(17.93%)	(19.32%)	(2.78%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,659	$2,407	$1,795	$ 474	$ 56	$ 31
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.77%	1.78%	1.76%	1.76%	1.72% [5]	1.80% [5]
Expenses excluding waivers/reimbursements
and expense reductions	1.77%	1.78%	1.77%	1.85%	1.76% [5]	1.84% [5]
Net investment income (loss)	(0.32%)	(0.94%)	(0.80%)	(0.68%)	(0.49%) [5]	(0.31%) [5]
Portfolio turnover rate	173%	145%	206%	171%	38%	207%

[1]For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.
[2]For the period from May 11, 2001 (commencement of class operations), to June 30, 2001.
[3]Net investment income (loss) per share is based on average shares outstanding during the period.
[4]Excluding applicable sales charges
[5]Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
						Year Ended
CLASS C	2005	2004	2003	2002	2001 [1]	June 30, 2001 [2]

Net asset value, beginning of period	$23.16	$21.85	$18.72	$22.84	$28.31	$29.11

Income from investment operations
Net investment income (loss)	(0.06) [3]	(0.22) [3]	(0.17) [3]	(0.15) [3]	(0.01)	(0.02)
Net realized and unrealized gains or losses on investments	2.97	1.53	3.31	(3.95)	(5.46)	(0.78)

Total from investment operations	2.91	1.31	3.14	(4.10)	(5.47)	(0.80)

Distributions to shareholders from
Net investment income	(0.07)	0	(0.01)	(0.02)	0	0

Net asset value, end of period	$26.00	$23.16	$21.85	$18.72	$22.84	$28.31

Total return [4]	12.57%	6.00%	16.77%	(17.97%)	(19.32%)	(2.75%)

Ratios and supplemental data
Net assets, end of period (thousands)	$1,705	$2,164	$1,916	$ 242	$ 45	$ 31
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.77%	1.78%	1.77%	1.76%	1.73% [5]	1.93% [5]
Expenses excluding waivers/reimbursements
and expense reductions	1.77%	1.78%	1.78%	1.85%	1.77% [5]	1.97% [5]
Net investment income (loss)	(0.25%)	(0.94%)	(0.80%)	(0.67%)	(0.53%) [5]	(0.84%) [5]
Portfolio turnover rate	173%	145%	206%	171%	38%	207%

[1]For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.
[2]For the period from May 11, 2001 (commencement of class operations), to June 30, 2001.
[3]Net investment income (loss) per share is based on average shares outstanding during the period.
[4]Excluding applicable sales charges
[5]Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
						Year Ended
CLASS I	2005	2004	2003	2002	2001 [1]	June 30, 2001

Net asset value, beginning of period	$ 23.81	$ 22.26	$18.91	$ 22.89	$ 28.32	$ 52.48

Income from investment operations
Net investment income (loss)	0.18	0.02 [2]	0.04 [2]	0.07 [2]	0.03	0.15
Net realized and unrealized gains or losses on investments	3.08	1.55	3.35	(3.99)	(5.43)	(12.92)

Total from investment operations	3.26	1.57	3.39	(3.92)	(5.40)	(12.77)

Distributions to shareholders from
Net investment income	(0.18)	(0.02)	(0.04)	(0.06)	(0.03)	(0.15)
Net realized gains	0	0	0	0	0	(11.24)

Total distributions to shareholders	(0.18)	(0.02)	(0.04)	(0.06)	(0.03)	(11.39)

Net asset value, end of period	$ 26.89	$ 23.81	$22.26	$ 18.91	$ 22.89	$ 28.32

Total return	13.74%	7.06%	17.93%	(17.16%)	(19.08%)	(30.19%)

Ratios and supplemental data
Net assets, end of period (thousands)	$1,653,361	$1,392,850	$1,273,672	$845,179	$625,442	$713,743
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.77%	0.78%	0.76%	0.76%	0.73% [3]	0.73%
Expenses excluding waivers/reimbursements
and expense reductions	0.77%	0.78%	0.77%	0.85%	0.77% [3]	0.77%
Net investment income (loss)	0.69%	0.06%	0.21%	0.31%	0.41% [3]	0.38%
Portfolio turnover rate	173%	145%	206%	171%	38%	207%

[1]For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.
[2]Net investment income (loss) per share is based on average shares outstanding during the period.
[3]Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

and expense

	Year Ended September 30,
						Year Ended
CLASS IS	2005	2004	2003	2002	2001 [1]	June 30, 2001

Net asset value, beginning of period	$ 23.50	$ 22.00	$ 18.72	$ 22.71	$ 28.10	$ 52.21

Income from investment operations
Net investment income (loss)	0.11 [2]	(0.05) [2]	(0.01) [2]	0.01 [2]	0.01	0.09
Net realized and unrealized gains or losses on investments	3.04	1.55	3.32	(3.96)	(5.38)	(12.89)

Total from investment operations	3.15	1.50	3.31	(3.95)	(5.37)	(12.80)

Distributions to shareholders from
Net investment income	(0.12)	0 [3]	(0.03)	(0.04)	(0.02)	(0.07)
Net realized gains	0	0	0	0	0	(11.24)

Total distributions to shareholders	(0.12)	0	(0.03)	(0.04)	(0.02)	(11.31)

Net asset value, end of period	$ 26.53	$ 23.50	$ 22.00	$ 18.72	$ 22.71	$ 28.10

Total return	13.44%	6.83%	17.68%	(17.40%)	(19.13%)	(30.39%)

Ratios and supplemental data
Net assets, end of period (thousands)	$16,920	$16,905	$14,924	$14,142	$15,082	$19,508
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.02%	1.03%	1.01%	1.01%	0.98% [4]	0.98%
Expenses excluding waivers/reimbursements
reductions	1.02%	1.03%	1.02%	1.10%	1.02% [4]	1.02%
Net investment income (loss)	0.43%	(0.19%)	(0.04%)	0.04%	0.15% [4]	0.14%
Portfolio turnover rate	173%	145%	206%	171%	38%	207%

[1]For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.
[2]Net investment income (loss) per share is based on average shares outstanding during the period.
[3]Amount represents less than $0.005 per share.
[4]Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS R	2005	2004 [1]

Net asset value, beginning of period	$23.77	$23.27

Income from investment operations
Net investment income (loss)	0.13	(0.05) [2]
Net realized and unrealized gains or losses on investments	3.00	0.55

Total from investment operations	3.13	0.50

Distributions to shareholders from
Net investment income	(0.11)	0

Net asset value, end of period	$26.79	$23.77

Total return	13.18%	2.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 7	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.26%	1.05% [3]
Expenses excluding waivers/reimbursements and expense reductions	1.26%	1.05% [3]
Net investment income (loss)	(0.03%)	(0.20%) [3]
Portfolio turnover rate	173%	145%

[1]For the period from October 10, 2003 (commencem ent of class operations), to September 30, 2004.
[2]Net investment income (loss) per share is based on average shares outstanding during the period.
[3]Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

September 30, 2005

	Shares	Value

COMMON STOCKS 98.2%
CONSUMER DISCRETIONARY 13.2%
Hotels, Restaurants & Leisure 3.8%
McDonald's Corp.	501,225	$16,786,025
Panera Bread Co., Class A * (p)	356,626	18,252,119
Starwood Hotels & Resorts Worldwide, Inc., Class B	309,220	17,678,107
Station Casinos, Inc.	181,150	12,021,114

		64,737,365

Internet & Catalog Retail 1.8%
eBay, Inc. *	729,775	30,066,730

Media 1.6%
Getty Images, Inc. * (p)	308,566	26,549,019

Multi-line Retail 3.5%
Federated Department Stores, Inc.	294,530	19,695,221
Target Corp.	754,340	39,172,876

		58,868,097

Specialty Retail 1.2%
Best Buy Co., Inc.	60,750	2,644,448
GameStop Corp., Class A * (p)	535,700	16,858,479

		19,502,927

Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc. *	679,805	21,318,685

CONSUMER STAPLES 8.6%
Beverages 2.5%
PepsiCo, Inc.	752,625	42,681,364

Food & Staples Retailing 0.1%
Costco Wholesale Corp.	19,225	828,405

Household Products 3.4%
Procter & Gamble Co. (p)	967,078	57,502,458

Tobacco 2.6%
Altria Group, Inc.	596,700	43,982,757

ENERGY 6.6%
Energy Equipment & Services 3.6%
Halliburton Co.	430,470	29,495,804
Tidewater, Inc.	131,350	6,392,805
Transocean, Inc. *	396,275	24,295,620

		60,184,229

Oil, Gas & Consumable Fuels 3.0%
Burlington Resources, Inc.	83,925	6,824,781
Devon Energy Corp.	123,460	8,474,294
EOG Resources, Inc.	239,500	17,938,550
Kerr-McGee Corp.	180,050	17,484,656

		50,722,281

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
FINANCIALS 10.3%
Capital Markets 7.2%
Franklin Resources, Inc.	274,950	$23,084,802
Goldman Sachs Group, Inc.	244,575	29,735,429
Merrill Lynch & Co., Inc.	357,675	21,943,361
Nuveen Investments, Inc., ClassA (p)	715,800	28,195,362
T. Rowe Price Group, Inc.	285,839	18,665,287

		121,624,241

Commercial Banks 1.0%
Bank of America Corp.	389,500	16,397,950

Consumer Finance 2.1%
American Express Co.	603,326	34,655,045

Real Estate 0.0%
Franklin Capital Associates LP (h) +	500,000	24,157

HEALTH CARE 21.6%
Biotechnology 4.1%
Amgen, Inc. *	495,170	39,450,194
Genentech, Inc. *	349,275	29,412,448

		68,862,642

Health Care Equipment & Supplies 2.9%
Kyphon, Inc. * (p)	318,026	13,974,062
Medtronic, Inc.	326,350	17,498,887
Zimmer Holdings, Inc. *	248,150	17,095,054

		48,568,003

Health Care Providers & Services 9.7%
Aetna, Inc.	284,575	24,513,290
Caremark Rx, Inc. *	509,920	25,460,305
Medco Health Solutions, Inc.*	483,190	26,493,308
UnitedHealth Group, Inc.	899,750	50,565,950
WellPoint, Inc. *	467,135	35,418,176

		162,451,029

Pharmaceuticals 4.9%
Johnson & Johnson	1,286,175	81,389,154
Pfizer, Inc.	82,500	2,060,025

		83,449,179

INDUSTRIALS 11.6%
Aerospace & Defense 4.2%
Boeing Co.	354,700	24,101,865
Precision Castparts Corp.	389,350	20,674,485
Rockwell Collins, Inc.	545,410	26,354,211

		71,130,561

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 5.4%
3M Co.	20,000	$ 1,467,200
General Electric Co.	2,574,796	86,693,381
Tyco International, Ltd.	62,500	1,740,625

		89,901,206

Machinery 2.0%
Caterpillar, Inc.	568,700	33,411,125

INFORMATION TECHNOLOGY 26.3%
Communications Equipment 7.4%
Cisco Systems, Inc. *	1,740,705	31,210,841
Corning, Inc. *	1,633,800	31,581,354
QUALCOMM, Inc.	760,735	34,042,891
Scientific-Atlanta, Inc.	600,250	22,515,378
Tellabs, Inc. *	450,968	4,744,183

		124,094,647

Computers & Peripherals 2.3%
Apple Computer, Inc. *	227,200	12,180,192
Dell, Inc. *	519,525	17,767,755
EMC Corp. *	670,125	8,671,418

		38,619,365

Internet Software & Services 4.6%
Google, Inc., Class A *	128,839	40,772,390
Yahoo!, Inc. *	1,086,725	36,774,774

		77,547,164

Semiconductors & Semiconductor Equipment 5.0%
Intel Corp.	1,394,220	34,367,523
Marvell Technology Group, Ltd. *	393,640	18,150,740
National Semiconductor Corp.	961,530	25,288,239
Texas Instruments, Inc.	201,850	6,842,715

		84,649,217

Software 7.0%
Adobe Systems, Inc.	1,527,100	45,583,935
Microsoft Corp.	2,196,160	56,507,197
Oracle Corp. *	1,269,275	15,726,317

		117,817,449

Total Common Stocks (cost $1,482,041,535)		1,650,147,297

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

SHORT-TERM INVESTMENTS 8.8%
MUTUAL FUND SHARES 8.8%
Evergreen Institutional Money Market Fund ø	59,078,299	$ 59,078,299
Navigator Prime Portfolio (pp)	88,096,124	88,096,124

Total Short-Term Investments (cost $147,174,423)		147,174,423

Total Investments (cost $1,629,215,958) 107.0%		1,797,321,720
Other Assets and Liabilities (7.0%)		(117,410,075)

Net Assets 100.0%		$ 1,679,911,645

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of September 30, 2005:

Information Technology	26.8%
Health Care	22.0%
Consumer Discretionary	13.4%
Industrials	11.8%
Financials	10.5%
Consumer Staples	8.8%
Energy	6.7%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005

Assets
Investments in securities, at value (cost $1,570,137,659) including $86,685,743 of securities
loaned	$1,738,243,421
Investments in affiliated money market fund, at value (cost $59,078,299)	59,078,299

Total investments	1,797,321,720
Receivable for securities sold	15,772,438
Receivable for Fund shares sold	773,450
Dividends receivable	1,388,172
Receivable for securities lending income	26,291
Prepaid expenses and other assets	10,461

Total assets	1,815,292,532

Liabilities
Dividends payable	1,833,094
Payable for securities purchased	43,693,067
Payable for Fund shares redeemed	1,518,392
Payable for securities on loan	88,096,124
Advisory fee payable	84,263
Distribution Plan expenses payable	830
Due to other related parties	43,752
Accrued expenses and other liabilities	111,365

Total liabilities	135,380,887

Net assets	$1,679,911,645

Net assets represented by
Paid-in capital	$1,834,445,020
Overdistributed net investment income	(544,738)
Accumulated net realized losses on investments	(322,094,399)
Net unrealized gains on investments	168,105,762

Total net assets	$1,679,911,645

Net assets consists of
Class A	$5,259,327
Class B	2,659,179
Class C	1,704,653
Class I	1,653,360,722
Class IS	16,920,317
Class R	7,447

Total net assets	$1,679,911,645

Shares outstanding (unlimited number of shares authorized)
Class A	196,995
Class B	102,287
Class C	65,551
Class I	61,485,246
Class IS	637,682
Class R	278

Net asset value per share
Class A	$26.70
Class A - Offering price (based on sales charge of 5.75%)	$28.33
Class B	$26.00
Class C	$26.00
Class I	$26.89
Class IS	$26.53
Class R	$26.79

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended September 30, 2005

Investment income
Dividends (net of foreign withholding taxes of $89,316)	$21,769,693
Income from affiliate	1,582,335
Securities lending	126,337

Total investment income	23,478,365

Expenses
Advisory fee	9,891,901
Distribution Plan expenses
Class A	13,577
Class B	24,807
Class C	20,157
Class IS	45,349
Class R	17
Administrative services fee	1,602,069
Transfer agent fees	214,464
Trustees' fees and expenses	30,048
Printing and postage expenses	59,605
Custodian and accounting fees	426,456
Registration and filing fees	129,168
Professional fees	48,387
Other	52,854

Total expenses	12,558,859
Less: Expense reductions	(16,268)
Expense reimbursements	(296)

Net expenses	12,542,295

Net investment income	10,936,070

Net realized and unrealized gains or losses on investments
Net realized gains on investments	114,811,962
Net change in unrealized gains or losses on investments	75,916,022

Net realized and unrealized gains or losses on investments	190,727,984

Net increase in net assets resulting from operations	$201,664,054

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2005		2004 (a)

Operations
Net investment income		$10,936,070		$795,092
Net realized gains on investments		114,811,962		100,730,911
Net change in unrealized gains or
losses on investments		75,916,022		(12,972,823)

Net increase in net assets resulting
from operations		201,664,054		88,553,180

Distributions to shareholders from
Net investment income
Class A		(20,518)		(121)
Class B		(6,241)		0
Class C		(6,067)		0
Class I		(10,898,646)		(1,204,438)
Class IS		(79,400)		(1,933)
Class R		(7)		0

Total distributions to shareholders		(11,010,879)		(1,206,492)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	94,803	2,441,578	168,222	4,071,716
Class B	34,399	846,888	48,713	1,157,472
Class C	10,105	255,560	55,113	1,335,350
Class I	12,211,011	312,343,312	17,161,663	416,075,138
Class IS	639,645	16,228,413	559,351	13,374,914
Class R	286	7,331	43	1,000

		332,123,082		436,015,590

Net asset value of shares issued in
reinvestment of distributions
Class A	727	18,374	4	103
Class B	228	5,578	0	0
Class C	222	5,433	0	0
Class I	110,613	2,841,028	13,834	341,504
Class IS	2,085	52,294	53	1,300

		2,922,707		342,907

Automatic conversion of Class B
shares to Class A shares
Class A	2,549	65,097	729	17,650
Class B	(2,610)	(65,097)	(741)	(17,650)

		0		0

Payment for shares redeemed
Class A	(75,315)	(1,895,349)	(312,029)	(7,367,639)
Class B	(33,692)	(828,069)	(26,218)	(622,657)
Class C	(38,241)	(958,712)	(49,342)	(1,164,182)
Class I	(12,223,532)	(315,226,444)	(15,895,156)	(383,042,558)
Class IS	(723,541)	(18,551,819)	(518,291)	(12,399,249)
Class R	(51)	(1,352)	0	0

		(337,461,745)		(404,596,285)

Net asset value of shares issued in
acquisition
Class I	2,886,291	73,225,955	0	0

Net increase in net assets resulting
from capital share transactions		70,809,999		31,762,212

Total increase in net assets		261,463,174		119,108,900
Net assets
Beginning of period		1,418,448,471		1,299,339,571

End of period		$1,679,911,645		$1,418,448,471

Overdistributed net investment income		$(544,738)		$(28,970)

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to September 30, 2004.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Strategic Growth Fund (the "Fund") is a diversified series of Evergreen Select Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class R, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

20

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain capital loss carryovers assumed as a result of acquisitions. During the year ended September 30, 2005, the following amounts were reclassified:

Paid-in capital	$ 5,139,924
Overdistributed net investment income	(440,959)
Accumulated net realized losses on investments	(4,698,965)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.55% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended September 30, 2005, EIMC reimbursed other expenses in the amount of $296.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting

21

NOTES TO FINANCIAL STATEMENTS continued

at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2005, the Fund paid brokerage commissions of $70,698 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2005, EIS received $2,271 from the sale of Class A shares and $12,033 and $199 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Growth Fund in a tax-free exchange for Class I shares of the Fund. Shares were issued to SouthTrust Growth Fund at an exchange ratio of 0.29 for Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $14,606,229. The aggregate net assets of the Fund and SouthTrust Growth Fund immediately prior to the acquisition were $1,575,479,499 and $73,225,955, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,648,705,454.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $2,676,970,149 and $2,656,461,367, respectively, for the year ended September 30, 2005.

During the year ended September 30, 2005, the Fund loaned securities to certain brokers. At September 30, 2005, the value of securities on loan and the value of collateral amounted to $86,685,743 and $88,096,124, respectively.

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $1,634,256,024. The gross unrealized appreciation and depreciation on securities based on tax cost was $175,625,609 and $12,559,913, respectively, with a net unrealized appreciation of $163,065,696.

22

NOTES TO FINANCIAL STATEMENTS continued

As of September 30, 2005, the Fund had $317,054,333 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$45,571,444	$47,258,311	$79,791,740	$144,432,838

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2005, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$544,738	$163,065,696	$317,054,333

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $11,010,879 and $1,206,492 of ordinary income for the years ended September 30, 2005 and September 30, 2004, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

23

NOTES TO FINANCIAL STATEMENTS continued

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2005, the Fund had no borrowings under this agreement.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account.

24

NOTES TO FINANCIAL STATEMENTS continued

Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

14. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Strategic Growth Fund, a series of Evergreen Select Equity Trust, as of September 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Strategic Growth Fund as of September 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 21, 2005

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended September 30, 2005 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended September 30, 2005, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2005 year-end tax information will be reported to you on your 2005 Form 1099-DIV, which shall be provided to you in early 2006.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund's Board of Trustees is required to consider whether to continue in place the Fund's investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund's investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees' process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund's advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the "Committee"), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. ("Lipper") was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC's responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund's advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not

27

ADDITIONAL INFORMATION (unaudited) (continued)

identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund's investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund's and EIMC's compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The Board also considered information regarding the rates at which other clients of EIMC or its affiliates pay advisory fees for comparable services. The data provided by Lipper showed the fees paid by the Fund and the Fund's total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called "fall-out" benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

28

ADDITIONAL INFORMATION (unaudited) (continued)

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund's portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC's responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund's advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each Fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a Fund should not be taken as any indication that the Trustees did not believe investment performance for any specific Fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund had achieved relatively favorable performance over recent one- and three-year periods, performing in the second and third quintiles for those periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted

29

ADDITIONAL INFORMATION (unaudited) (continued)

to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was in line generally with fees paid by comparable funds, although the fees paid by the Fund were higher than most of those other funds.

The Trustees considered information regarding the fees paid to EIMC by other clients, including generally mutual funds sub-advised by EIMC or an affiliate or private accounts or pools managed by EIMC. Fees charged by EIMC were lower than those charged to the comparable funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates and noted that the composite for those other accounts, computed on a gross basis compared with the Fund's gross return, was lower than the investment return of the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund's investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $252 billion in assets as of September 30, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

571534 rv1 11/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

571534 rv1   11/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the two series of the Registrant’s annual financial statements for the fiscal years ended September 30, 2005 and September 30, 2004, and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit fees	$44,895	$41,601
Audit-related fees (1)	4,800	0

Audit and audit-related fees	49,695	41,601
Tax fees (2)	750	0
All other fees	0	0

Total fees	$50,445	$41,601

(1) Audit-related fees consists principally of fees for any merger related activity.
(2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of

Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2005

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: November 28, 2005